Victory Emerging Markets Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Lipper Emerging Markets Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.61%	4.15%	8.69%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	36.52%	5.59%	8.48%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.84%	5.06%	8.22%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.49%	4.52%	7.11%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	36.74%	5.79%	8.70%